Net Loss per Share - Schedule of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	49,235,933	41,470,206
Stock options
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	12,018,143	7,503,690
RSUs
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	550,832	587,108
Acquired and reissued warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	5,747,487	0
2019 June financing warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	546,135	546,135
USD$25m registered direct offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	1,871,259	1,871,259
USD$20m registered direct offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	1,497,007	1,497,007
2020 April underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	11,830,075	14,004,375
2020 May underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	7,591,876	7,852,513
Warrants issued under conversion of debentures
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	4,665,628	4,665,628
Joint venture issued warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	2,875,000	2,875,000
Convertible debenture broker/finder warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	42,491	67,491